UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     EAC Management LP

Address:  654 Madison Avenue, Suite 801
          New York, New York 10065


13F File Number: 28-11106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mike Donatelli
Title:  Managing Member, General Partner
Phone:  (212) 500-2812


Signature, Place and Date of Signing:

/s/ Mike Donatelli               New York, New York          April 29, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  7

Form 13F Information Table Value Total:  $46,671
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                                          Name

NONE



                                                       FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN  2   COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6      COLUMN 7       COLUMN 8

                               TITLE                    VALUE    SHRS OR   SH/  PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS    CUSIP       (X$1000)  PRN AMT   PRN  CALL   DISCRETION     MGRS     SOLE    SHARED   NONE
--------------                 --------    -----       --------  -------   ---  ----   ----------     ----     ----    ------   ----
CITIGROUP INC                  COM         172967101    1,423    562,500    SH         SOLE           NONE    562,500
CV THERAPEUTICS INC            COM         126667104    6,989    351,552    SH         SOLE           NONE    351,552
EMBARQ CORP                    COM         29078E105    4,580    121,003    SH         SOLE           NONE    121,003
HUNTSMAN CORP                  COM         447011107      201     64,300    SH         SOLE           NONE    64,300
NOVA CHEMICALS CORP            COM         66977W109    1,073    186,300    SH         SOLE           NONE    186,300
ROHM & HAAS CO                 COM         775371107   25,222    319,910    SH         SOLE           NONE    319,910
THINKORSWIM GROUP INC          COM         88409C105    7,183    831,397    SH         SOLE           NONE    831,397






SK 21930 0002 990476